Financial information by segments (Schedule of Information by Region) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	$ 35,678,253	$ 28,700,450	$ 27,515,565
Cost of sales	(30,563,315)	(23,994,526)	(22,775,593)
Gross profit income	5,114,938	4,705,924	4,739,972
Administrative expenses	(1,080,012)	(1,238,943)	(1,277,487)
Other income (expenses), net	15,052	6,934	(36,198)
Interest income	312,821	252,291	140,033
Interest expense	16,511	54,404	40,170
Exchange rate gain (loss), net	(146,896)	(654,362)	1,774,984
Income (loss) before income taxes	4,199,392	3,017,440	5,301,134
Income taxes	752,462	1,122,809	936,394
Net income (loss) for the year	3,446,930	1,894,631	4,364,740
Other information:
Depreciation and amortization	1,112,418	1,465,759	1,429,381
Total assets	48,853,823	45,976,531	41,879,728
Total liabilities	13,344,820	11,658,995	8,648,055
Acquisitions of property, plant and equipment	1,994,465	3,039,501	3,100,259
Mexico [Member]
Disclosure of operating segments [line items]
Net sales	20,507,794	17,125,369	16,361,808
Cost of sales	(15,715,761)	(13,340,648)	(13,724,880)
Gross profit income	4,792,033	3,784,721	2,636,928
Administrative expenses	(592,218)	(753,676)	(901,849)
Other income (expenses), net	11,367	(98,915)	(40,134)
Interest income	307,279	252,074	139,886
Interest expense	52,226	(7,459)	15,053
Exchange rate gain (loss), net	445,289	(1,291,909)	2,343,393
Income (loss) before income taxes	5,015,976	1,884,836	4,163,171
Income taxes	905,482	786,902	678,020
Net income (loss) for the year	4,110,494	1,097,934	3,485,151
Other information:
Depreciation and amortization	587,407	677,665	620,354
Total assets	40,617,874	32,878,144	33,152,640
Total liabilities	8,458,465	1,134,438	4,161,650
Acquisitions of property, plant and equipment	1,552,587	2,394,541	2,169,375
USA [Member]
Disclosure of operating segments [line items]
Net sales	9,246,444	8,370,999	9,339,527
Cost of sales	(9,294,352)	(7,814,180)	(7,332,094)
Gross profit income	(47,908)	556,819	2,007,433
Administrative expenses	(267,905)	(257,001)	(298,967)
Other income (expenses), net	3,685	105,849	(1,481,573)
Interest income	5,542	217	147
Interest expense	(99,985)	(50,962)	45,120
Exchange rate gain (loss), net	7,522	(26,256)	42,727
Income (loss) before income taxes	(399,049)	328,666	3,187,793
Income taxes	7,145	322,444	256,089
Net income (loss) for the year	(406,194)	6,222	2,931,704
Other information:
Depreciation and amortization	268,635	538,699	551,650
Total assets	10,181,967	10,548,895	9,684,303
Total liabilities	10,815,692	10,760,999	9,893,536
Acquisitions of property, plant and equipment	433,154	622,785	816,586
Brazil [Member]
Disclosure of operating segments [line items]
Net sales	5,924,015	3,204,082	1,814,230
Cost of sales	(5,553,202)	(2,839,698)	(1,718,619)
Gross profit income	370,813	364,384	95,611
Administrative expenses	(219,889)	(228,266)	(76,671)
Other income (expenses), net
Interest income
Interest expense	(103,141)	(65,186)	50,980
Exchange rate gain (loss), net	(602,747)	1,861	765,684
Income (loss) before income taxes	(554,964)	72,793	733,644
Income taxes	(160,165)	13,463	2,285
Net income (loss) for the year	(394,799)	59,330	731,359
Other information:
Depreciation and amortization	256,376	249,395	257,377
Total assets	6,733,362	5,356,860	5,293,891
Total liabilities	2,750,043	2,570,925	2,325,325
Acquisitions of property, plant and equipment	8,724	22,175	114,298
Eliminations Between Segments [Member]
Disclosure of operating segments [line items]
Other income (expenses), net			1,477,637
Interest expense	134,389	69,203	(70,983)
Exchange rate gain (loss), net	3,040	661,942	(1,376,820)
Income (loss) before income taxes	137,429	731,145	(2,783,474)
Net income (loss) for the year	137,429	731,145	(2,783,474)
Other information:
Total assets	(8,679,380)	(2,807,367)	(6,463,293)
Total liabilities	$ (8,679,380)	$ (2,807,925)	$ (7,940,930)